BUSINESS COMBINATION (Acquisition of Ruifeng, Narrative) (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 01, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues			$ 406,691	$ 332,324	$ 196,702
Net losses			$ 1,303	$ 76,738	$ 1,856
Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			2 years 9 months 18 days
Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			4 years 8 months 12 days
Ruifeng [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Fixed cash consideration	$ 2,403
Share consideration, fair value of shares	7,593
Net revenues		$ 88
Net losses		$ 630
Ruifeng [Member] | Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,221
Identified intangible assets, estimated useful life	2 years 8 months 12 days
Ruifeng [Member] | Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 521
Identified intangible assets, estimated useful life	4 years 2 months 12 days
Ruifeng [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	1,825,349
Share consideration, fair value of shares	$ 7,593